DIGITAL ASSETS	12 Months Ended
Dec. 31, 2025
DIGITAL ASSETS
DIGITAL ASSETS

NOTE 4 – DIGITAL ASSETS

During the year ended December 31, 2025, the Company purchased 1,524.69 units of Solana cryptocurrency at a cost of $250, which were subsequently sold with proceeds to the Company of $188 and a loss of $62 was recognized. The Company did not hold any digital assets as of December 31, 2025, and 2024.